Impairment of property, plant and equipment, goodwill, and other intangible assets - Commodity Price Assumptions (Details)	12 Months Ended
	Dec. 31, 2024 $ / bbl $ / MMBTU	Dec. 31, 2023 $ / MMBTU $ / bbl
Brent crude oil ($/b)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2025 | $ / bbl	70	70
2026 | $ / bbl	70	70
2027 | $ / bbl	70	70
2028 | $ / bbl	74	74
Henry Hub natural gas ($/MMBtu)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2025 | $ / MMBTU	3.30	4.00
2026 | $ / MMBTU	4.00	4.00
2027 | $ / MMBTU	4.00	4.00
2028 | $ / MMBTU	4.24	4.00